Condensed Interim Consolidated Statements of Profit and Loss and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue	$ 248,945	$ 139,240	$ 499,049	$ 239,805
Cost of revenue	100,147	58,427	211,310	112,563
Gross profit	148,798	80,813	287,739	127,242
Operating expenses:
Sales and marketing	1,799,569	1,866,384	4,085,661	2,788,014
Research and development	3,478,595	229,916	5,736,373	793,488
General and administrative	2,796,724	4,932,422	4,879,351	9,125,207
Total operating expenses	8,074,888	7,028,722	14,701,385	12,706,709
Loss from operations	(7,926,090)	(6,947,909)	(14,413,646)	(12,579,467)
Other income (expense)
Other income	107,143	17,601	170,968	92,932
Other expense	(432,780)	(8,403)	(569,965)	(115,912)
Total other income (expense)	(325,637)	9,198	(398,997)	(22,980)
Loss before income tax	(8,251,727)	(6,938,711)	(14,812,643)	(12,602,447)
Income taxes provision
Net loss	(8,251,727)	(6,938,711)	(14,812,643)	(12,602,447)
Foreign currency translation gain (loss)	(90,024)	46,204	(150,596)	82,643
Comprehensive loss	$ (8,341,751)	$ (6,892,507)	$ (14,963,239)	$ (12,519,804)
Basic loss per ordinary share (in Dollars per share)	$ (0.56)	$ (0.48)	$ (1.01)	$ (0.91)
Weighted average number of ordinary shares outstanding (in Shares)	14,915,905	14,286,157	14,803,243	13,821,914